Summary of Significant Accounting Policies - Schedule of Forth Types of Revenue for Periods (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	¥ 656,367	$ 91,625	¥ 691,139
Live streaming - consumable virtual items revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	630,084	87,956	671,308
Live streaming - time based virtual item revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	9,258	1,292	12,516
Technical services and others [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	¥ 17,025	$ 2,377	¥ 7,315